Debentures (Details) - Schedule of aggregate principal annual payments of debentures $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of aggregate principal annual payments of debentures [Abstract]
2022	$ 47,766
2023	47,766
2024	47,766
2025	54,506
2026	54,506
Total	$ 252,310